Retirement plans liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liability for Remaining Coverage ("LRC")
Increase (decrease) through cash flows, insurance contracts liability (asset) [abstract]
Insurance contracts that are liabilities at beginning of period	R$ 114,992	R$ 36,790
Increase (decrease) through insurance acquisition cash flows, insurance contracts liability (asset)	(24,050)	(13,418)
Increase (decrease) through premiums received for insurance contracts issued, insurance contracts liability (asset)	217,113	135,767
Increase (decrease) through incurred claims paid and other insurance service expenses paid for insurance contracts issued excluding insurance acquisition cash flows, insurance contracts liability (asset)	0	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expenses, insurance contracts liability (asset)	(14,024)	(44,147)
Insurance contracts that are liabilities at end of period	306,985	114,992
Liability for Remaining Coverage ("LRC") | Insurance risk [member]
Increase (decrease) through cash flows, insurance contracts liability (asset) [abstract]
Insurance contracts that are liabilities at beginning of period	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)		8,310,960
Increase (decrease) through insurance acquisition cash flows, insurance contracts liability (asset)	(1,834)
Increase (decrease) through premiums received for insurance contracts issued, insurance contracts liability (asset)	8,312,794
Increase (decrease) through incurred claims paid and other insurance service expenses paid for insurance contracts issued excluding insurance acquisition cash flows, insurance contracts liability (asset)	0
Increase (decrease) through financial result, insurance contracts liability (asset)	397,089
Increase (decrease) through investment components excluded from insurance revenue and insurance service expenses, insurance contracts liability (asset)	(439,365)
Increase (decrease) through statement of income, insurance contracts liability (asset)	(8,372)
Insurance contracts that are liabilities at end of period	8,260,312	0
Liability for Incurred Claims ("LIC")
Increase (decrease) through cash flows, insurance contracts liability (asset) [abstract]
Insurance contracts that are liabilities at beginning of period	4,590	315
Increase (decrease) through insurance acquisition cash flows, insurance contracts liability (asset)	0	0
Increase (decrease) through premiums received for insurance contracts issued, insurance contracts liability (asset)	0	0
Increase (decrease) through incurred claims paid and other insurance service expenses paid for insurance contracts issued excluding insurance acquisition cash flows, insurance contracts liability (asset)	(14,909)	(4,461)
Increase (decrease) through investment components excluded from insurance revenue and insurance service expenses, insurance contracts liability (asset)	20,097	8,736
Insurance contracts that are liabilities at end of period	9,778	4,590
Liability for Incurred Claims ("LIC") | Insurance risk [member]
Increase (decrease) through cash flows, insurance contracts liability (asset) [abstract]
Insurance contracts that are liabilities at beginning of period	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)		440,760
Increase (decrease) through insurance acquisition cash flows, insurance contracts liability (asset)	0
Increase (decrease) through premiums received for insurance contracts issued, insurance contracts liability (asset)	0
Increase (decrease) through incurred claims paid and other insurance service expenses paid for insurance contracts issued excluding insurance acquisition cash flows, insurance contracts liability (asset)	(440,760)
Increase (decrease) through financial result, insurance contracts liability (asset)	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expenses, insurance contracts liability (asset)	439,365
Increase (decrease) through statement of income, insurance contracts liability (asset)	1,395
Insurance contracts that are liabilities at end of period	R$ 0	R$ 0